Accounts Receivable Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Net
Bad debt expenses	$ 0	$ 95,736	$ 125,180
Uncollectible accounts receivable write off	$ 76,537